Fair Value Measurements - Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fixed rate Medium term note due 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Face Amount	$ 1,000
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Medium-term fixed rate note due September 2016 (long-term in 2014 and short-term in 2015)	999	$ 996
Long-term debt, excluding current portion and medium-term fixed rate note due September 2016	8,753	5,709
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Medium-term fixed rate note due September 2016 (long-term in 2014 and short-term in 2015)	1,003	1,014
Long-term debt, excluding current portion and medium-term fixed rate note due September 2016	$ 9,101	$ 6,189